SEI INSTITUTIONAL MANAGED TRUST

Large Cap Growth Fund
Tax-Managed Large Cap Fund
Small Cap Value Fund
Small Cap Growth Fund
Tax-Managed Small Cap Fund

Supplement Dated July 29, 2009 to the
Class A Shares Prospectus Dated January 31, 2009

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Large Cap Growth, Tax-Managed Large Cap, Small Cap Value, Small Cap Growth and Tax-Managed Small Cap Funds.

Changes in Sub-Advisers for the Large Cap Growth Fund

In the sub-section entitled "Large Cap Growth Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Montag & Caldwell, Inc. is hereby deleted. In the same sub-section, the following paragraph is hereby added in the appropriate alphabetical order thereof:

Neuberger Berman Management LLC: Neuberger Berman Management LLC (NBML), located at 605 Third Avenue, New York, New York 10158, serves as a Sub-Adviser to the Large Cap Growth Fund. John J. Barker, Daniel Rosenblatt, Daniel J. Fletcher and Lawrence K. Fisher are responsible for the management of the portion of the Large Cap Growth Fund's assets allocated to NBML. Mr. Barker is a Managing Director and Portfolio Manager on the Large Cap Disciplined Growth team. He joined NBML in 1994 and has held the same position for the past five years. Mr. Rosenblatt is a Managing Director and Portfolio Manager on the Large Cap Disciplined Growth team. He joined NBML in 1990 and has held the same position for the past five years. Mr. Fletcher, CFA is a Managing Director and Portfolio Manager on the Large Cap Disciplined Growth team and has held the same position since joining the firm in 2004. Mr. Fisher, Managing Director, joined NBML in 1998 and has been a Portfolio Manager on the Large Cap Disciplined Growth team since 2007. Prior to joining the Large Cap Disciplined Growth team, Mr. Fisher served as a portfolio manager on another team at NBML.

There are no other changes in the portfolio management of the Large Cap Growth Fund.

Changes in Sub-Advisers for the Tax-Managed Large Cap Fund

In the sub-section entitled "Tax-Managed Large Cap Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Montag & Caldwell, Inc. is hereby deleted. In the same sub-section, the following paragraph is hereby added in the appropriate alphabetical order thereof:

Neuberger Berman Management LLC: Neuberger Berman Management LLC (NBML), located at 605 Third Avenue, New York, New York 10158, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund. John J. Barker, Daniel Rosenblatt, Daniel J. Fletcher and Lawrence K. Fisher are responsible for the management of the portion of the Tax-Managed Large Cap Fund's assets allocated to NBML. Mr. Barker is a Managing Director and Portfolio Manager on the Large Cap Disciplined Growth team. He joined NBML in 1994 and has held the same position for the past five years. Mr. Rosenblatt is a Managing Director and Portfolio Manager on the Large Cap Disciplined Growth team. He joined NBML in 1990 and has held the same position for the past five years. Mr. Fletcher, CFA is a Managing Director and Portfolio Manager on the Large Cap Disciplined Growth team and has held the same position since joining the firm in 2004. Mr. Fisher, Managing Director, joined NBML in 1998 and has been a Portfolio Manager on the Large Cap Disciplined Growth team since 2007. Prior to joining the Large Cap Disciplined Growth team, Mr. Fisher served as a portfolio manager on another team at NBML.

There are no other changes in the portfolio management of the Tax-Managed Large Cap Fund.

Change in Sub-Adviser for the Small Cap Value Fund

In the sub-section entitled "Small Cap Value Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to BlackRock Capital Management, Inc. is hereby deleted.

There are no other changes in the portfolio management of the Small Cap Value Fund.

Changes in Sub-Advisers for the Small Cap Growth Fund

In the sub-section entitled "Small Cap Growth Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the paragraphs relating to Martingale Asset Management, L.P., McKinley Capital Management, LLC and Wellington Management Company, LLP are hereby deleted. In the same sub-section, the following paragraph is hereby added in the appropriate alphabetical order thereof:

AQR Capital Management, LLC: AQR Capital Management, LLC (AQR), located at 2 Greenwich Plaza, 3rd Floor, Greenwich, Connecticut 06830, serves as a Sub-Adviser to the Small Cap Growth Fund. Clifford Asness, Ph.D., Jacques Friedman, Ronen Israel and Lars Nielsen manage the portion of the Small Cap Growth Fund's assets allocated to AQR. Mr. Asness, Managing and Founding Principal, co-founded AQR in 1998 and has been responsible for the day to day management of the firm's investment strategies since 1998. Mr. Friedman, Principal, joined AQR at its inception in 1998. He is co-head portfolio manager and has been a founding member of the Global Stock Selection team since 1998, which is responsible for managing all of AQR's equity strategies. Messrs. Israel and Nielsen are both Principals and have also been portfolio managers of the Global Stock Selection team since joining AQR in 1999 and 2000, respectively.

There are no other changes in the portfolio management of the Small Cap Growth Fund.

Changes in Sub-Advisers for the Tax-Managed Small Cap Fund

In the sub-section entitled "Tax-Managed Small Cap Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the paragraphs relating to BlackRock Capital Management, Inc. and McKinley Capital Management, LLC are hereby deleted. In the same sub-section, the following paragraphs are hereby added in the appropriate alphabetical order thereof:

Lee Munder Investments, Ltd.: Lee Munder Investments, Ltd. (LMIL), located at 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116, serves as a Sub-Adviser to the Tax-Managed Small Cap Fund. The portion of the Tax-Managed Small Cap Fund's assets allocated to LMIL is managed by R.Todd Vingers, CFA, a Portfolio Manager, Peter Zuger, CFA, a Portfolio Manager and Donald Cleven, CFA, a Portfolio Manager. Mr. Vingers joined LMIL in 2002 as a small cap value portfolio manager and has over 18 years of investment experience. He oversees the entire Value Team at LMIL and has been responsible for researching within the small cap value universe since 2002. Mr. Zuger joined LMIL in 2005 as a mid cap value portfolio manager and has over 33 years of investment experience. Mr. Cleven joined LMIL in 2002 as a small cap value Investment Analyst. He has been a Portfolio Manager since 2009. Mr. Vingers is the Portfolio Manager for the small cap assets of the Fund while Mr. Zuger and Mr. Cleven are Co-Portfolio Managers of the mid cap value assets of the Fund. All are members of the Value Team of which Mr. Vingers is the Leader.

Wellington Management Company, LLP: Wellington Management Company, LLP (Wellington Management), located at 75 State Street, Boston, Massachusetts 02109, serves as a Sub-Adviser to the Tax-Managed Small Cap Fund. Steven C. Angeli, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, serves as Portfolio Manager of the portion of the Tax-Managed Small Cap Fund's assets allocated to Wellington Management. Mr. Angeli joined Wellington Management as an investment professional in 1994, became a Vice President in 1996, an equity portfolio manager in 1997, and a Senior Vice President in 2001.

There are no other changes in the portfolio management of the Tax-Managed Small Cap Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-595 (7/09)

SEI INSTITUTIONAL MANAGED TRUST

Large Cap Growth Fund
Tax-Managed Large Cap Fund
Small Cap Value Fund
Small Cap Growth Fund
Tax-Managed Small Cap Fund

Supplement Dated July 29, 2009 to the
Class G Shares Prospectus Dated January 31, 2009

This Supplement provides new and additional information beyond that contained in the Class G Shares Prospectus, and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Large Cap Growth, Tax-Managed Large Cap, Small Cap Value, Small Cap Growth and Tax-Managed Small Cap Funds.

Changes in Sub-Advisers for the Large Cap Growth Fund

In the sub-section entitled "Large Cap Growth Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Montag & Caldwell, Inc. is hereby deleted. In the same sub-section, the following paragraph is hereby added in the appropriate alphabetical order thereof:

Neuberger Berman Management LLC: Neuberger Berman Management LLC (NBML), located at 605 Third Avenue, New York, New York 10158, serves as a Sub-Adviser to the Large Cap Growth Fund. John J. Barker, Daniel Rosenblatt, Daniel J. Fletcher and Lawrence K. Fisher are responsible for the management of the portion of the Large Cap Growth Fund's assets allocated to NBML. Mr. Barker is a Managing Director and Portfolio Manager on the Large Cap Disciplined Growth team. He joined NBML in 1994 and has held the same position for the past five years. Mr. Rosenblatt is a Managing Director and Portfolio Manager on the Large Cap Disciplined Growth team. He joined NBML in 1990 and has held the same position for the past five years. Mr. Fletcher, CFA is a Managing Director and Portfolio Manager on the Large Cap Disciplined Growth team and has held the same position since joining the firm in 2004. Mr. Fisher, Managing Director, joined NBML in 1998 and has been a Portfolio Manager on the Large Cap Disciplined Growth team since 2007. Prior to joining the Large Cap Disciplined Growth team, Mr. Fisher served as a portfolio manager on another team at NBML.

There are no other changes in the portfolio management of the Large Cap Growth Fund.

Changes in Sub-Advisers for the Tax-Managed Large Cap Fund

In the sub-section entitled "Tax-Managed Large Cap Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Montag & Caldwell, Inc. is hereby deleted. In the same sub-section, the following paragraph is hereby added in the appropriate alphabetical order thereof:

Neuberger Berman Management LLC: Neuberger Berman Management LLC (NBML), located at 605 Third Avenue, New York, New York 10158, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund. John J. Barker, Daniel Rosenblatt, Daniel J. Fletcher and Lawrence K. Fisher are responsible for the management of the portion of the Tax-Managed Large Cap Fund's assets allocated to NBML. Mr. Barker is a Managing Director and Portfolio Manager on the Large Cap Disciplined Growth team. He joined NBML in 1994 and has held the same position for the past five years. Mr. Rosenblatt is a Managing Director and Portfolio Manager on the Large Cap Disciplined Growth team. He joined NBML in 1990 and has held the same position for the past five years. Mr. Fletcher, CFA is a Managing Director and Portfolio Manager on the Large Cap Disciplined Growth team and has held the same position since joining the firm in 2004. Mr. Fisher, Managing Director, joined NBML in 1998 and has been a Portfolio Manager on the Large Cap Disciplined Growth team since 2007. Prior to joining the Large Cap Disciplined Growth team, Mr. Fisher served as a portfolio manager on another team at NBML.

There are no other changes in the portfolio management of the Tax-Managed Large Cap Fund.

Change in Sub-Adviser for the Small Cap Value Fund

In the sub-section entitled "Small Cap Value Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to BlackRock Capital Management, Inc. is hereby deleted.

There are no other changes in the portfolio management of the Small Cap Value Fund.

Changes in Sub-Advisers for the Small Cap Growth Fund

In the sub-section entitled "Small Cap Growth Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the paragraphs relating to Martingale Asset Management, L.P., McKinley Capital Management, LLC and Wellington Management Company, LLP are hereby deleted. In the same sub-section, the following paragraph is hereby added in the appropriate alphabetical order thereof:

AQR Capital Management, LLC: AQR Capital Management, LLC (AQR), located at 2 Greenwich Plaza, 3rd Floor, Greenwich, Connecticut 06830, serves as a Sub-Adviser to the Small Cap Growth Fund. Clifford Asness, Ph.D., Jacques Friedman, Ronen Israel and Lars Nielsen manage the portion of the Small Cap Growth Fund's assets allocated to AQR. Mr. Asness, Managing and Founding Principal, co-founded AQR in 1998 and has been responsible for the day to day management of the firm's investment strategies since 1998. Mr. Friedman, Principal, joined AQR at its inception in 1998. He is co-head portfolio manager and has been a founding member of the Global Stock Selection team since 1998, which is responsible for managing all of AQR's equity strategies. Messrs. Israel and Nielsen are both Principals and have also been portfolio managers of the Global Stock Selection team since joining AQR in 1999 and 2000, respectively.

Changes in Sub-Advisers for the Tax-Managed Small Cap Fund

In the sub-section entitled "Tax-Managed Small Cap Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the paragraphs relating to BlackRock Capital Management, Inc. and McKinley Capital Management, LLC are hereby deleted. In the same sub-section, the following paragraphs are hereby added in the appropriate alphabetical order thereof:

Lee Munder Investments, Ltd.: Lee Munder Investments, Ltd. (LMIL), located at 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116, serves as a Sub-Adviser to the Tax-Managed Small Cap Fund. The portion of the Tax-Managed Small Cap Fund's assets allocated to LMIL is managed by R.Todd Vingers, CFA, a Portfolio Manager, Peter Zuger, CFA, a Portfolio Manager and Donald Cleven, CFA, a Portfolio Manager. Mr. Vingers joined LMIL in 2002 as a small cap value portfolio manager and has over 18 years of investment experience. He oversees the entire Value Team at LMIL and has been responsible for researching within the small cap value universe since 2002. Mr. Zuger joined LMIL in 2005 as a mid cap value portfolio manager and has over 33 years of investment experience. Mr. Cleven joined LMIL in 2002 as a small cap value Investment Analyst. He has been a Portfolio Manager since 2009. Mr. Vingers is the Portfolio Manager for the small cap assets of the Fund while Mr. Zuger and Mr. Cleven are Co-Portfolio Managers of the mid cap value assets of the Fund. All are members of the Value Team of which Mr. Vingers is the Leader.

Wellington Management Company, LLP: Wellington Management Company, LLP (Wellington Management), located at 75 State Street, Boston, Massachusetts 02109, serves as a Sub-Adviser to the Tax-Managed Small Cap Fund. Steven C. Angeli, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, serves as Portfolio Manager of the portion of the Tax-Managed Small Cap Fund's assets allocated to Wellington Management. Mr. Angeli joined Wellington Management as an investment professional in 1994, became a Vice President in 1996, an equity portfolio manager in 1997, and a Senior Vice President in 2001.

There are no other changes in the portfolio management of the Tax-Managed Small Cap Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-596 (7/09)

SEI INSTITUTIONAL MANAGED TRUST

Large Cap Growth Fund
Small Cap Value Fund
Small Cap Growth Fund

Supplement Dated July 29, 2009 to the
Class I Shares Prospectus Dated January 31, 2009

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus, and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Large Cap Growth, Small Cap Value and Small Cap Growth Funds.

Changes in Sub-Advisers for the Large Cap Growth Fund

In the sub-section entitled "Large Cap Growth Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Montag & Caldwell, Inc. is hereby deleted. In the same sub-section, the following paragraph is hereby added in the appropriate alphabetical order thereof:

Neuberger Berman Management LLC: Neuberger Berman Management LLC (NBML), located at 605 Third Avenue, New York, New York 10158, serves as a Sub-Adviser to the Large Cap Growth Fund. John J. Barker, Daniel Rosenblatt, Daniel J. Fletcher and Lawrence K. Fisher are responsible for the management of the portion of the Large Cap Growth Fund's assets allocated to NBML. Mr. Barker is a Managing Director and Portfolio Manager on the Large Cap Disciplined Growth team. He joined NBML in 1994 and has held the same position for the past five years. Mr. Rosenblatt is a Managing Director and Portfolio Manager on the Large Cap Disciplined Growth team. He joined NBML in 1990 and has held the same position for the past five years. Mr. Fletcher, CFA is a Managing Director and Portfolio Manager on the Large Cap Disciplined Growth team and has held the same position since joining the firm in 2004. Mr. Fisher, Managing Director, joined NBML in 1998 and has been a Portfolio Manager on the Large Cap Disciplined Growth team since 2007. Prior to joining the Large Cap Disciplined Growth team, Mr. Fisher served as a portfolio manager on another team at NBML.

There are no other changes in the portfolio management of the Large Cap Growth Fund.

Change in Sub-Adviser for the Small Cap Value Fund

In the sub-section entitled "Small Cap Value Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to BlackRock Capital Management, Inc. is hereby deleted.

There are no other changes in the portfolio management of the Small Cap Value Fund.

Changes in Sub-Advisers for the Small Cap Growth Fund

In the sub-section entitled "Small Cap Growth Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the paragraphs relating to Martingale Asset Management, L.P., McKinley Capital Management, LLC and Wellington Management Company, LLP are hereby deleted. In the same sub-section, the following paragraph is hereby added in the appropriate alphabetical order thereof:

AQR Capital Management, LLC: AQR Capital Management, LLC (AQR), located at 2 Greenwich Plaza, 3rd Floor, Greenwich, Connecticut 06830, serves as a Sub-Adviser to the Small Cap Growth Fund. Clifford Asness, Ph.D., Jacques Friedman, Ronen Israel and Lars Nielsen manage the portion of the Small Cap Growth Fund's assets allocated to AQR. Mr. Asness, Managing and Founding Principal, co-founded AQR in 1998 and has been responsible for the day to day management of the firm's investment strategies since 1998. Mr. Friedman, Principal, joined AQR at its inception in 1998. He is co-head portfolio manager and has been a founding member of the Global Stock Selection team since 1998, which is responsible for managing all of AQR's equity strategies. Messrs. Israel and Nielsen are both Principals and have also been portfolio managers of the Global Stock Selection team since joining AQR in 1999 and 2000, respectively.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-597 (7/09)

SEI INSTITUTIONAL MANAGED TRUST

Tax-Managed Large Cap Fund

Supplement Dated July 29, 2009 to the
Class Y Shares Prospectus Dated January 31, 2009

This Supplement provides new and additional information beyond that contained in the Class Y Shares Prospectus, and should be read in conjunction with such Prospectus.

Changes in Sub-Advisers for the Tax-Managed Large Cap Fund

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Tax-Managed Large Cap Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Montag & Caldwell, Inc. is hereby deleted. In the same section, the following paragraph is hereby added in the appropriate alphabetical order thereof:

Neuberger Berman Management LLC: Neuberger Berman Management LLC (NBML), located at 605 Third Avenue, New York, New York 10158, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund. John J. Barker, Daniel Rosenblatt, Daniel J. Fletcher and Lawrence K. Fisher are responsible for the management of the portion of the Tax-Managed Large Cap Fund's assets allocated to NBML. Mr. Barker is a Managing Director and Portfolio Manager on the Large Cap Disciplined Growth team. He joined NBML in 1994 and has held the same position for the past five years. Mr. Rosenblatt is a Managing Director and Portfolio Manager on the Large Cap Disciplined Growth team. He joined NBML in 1990 and has held the same position for the past five years. Mr. Fletcher, CFA is a Managing Director and Portfolio Manager on the Large Cap Disciplined Growth team and has held the same position since joining the firm in 2004. Mr. Fisher, Managing Director, joined NBML in 1998 and has been a Portfolio Manager on the Large Cap Disciplined Growth team since 2007. Prior to joining the Large Cap Disciplined Growth team, Mr. Fisher served as a portfolio manager on another team at NBML.

There are no other changes in the portfolio management of the Tax-Managed Large Cap Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-598 (7/09)

SEI INSTITUTIONAL MANAGED TRUST

Large Cap Growth Fund
Tax-Managed Large Cap Fund
Small Cap Value Fund
Small Cap Growth Fund
Tax-Managed Small Cap Fund

Supplement Dated July 29, 2009
to the Statement of Additional Information ("SAI") Dated January 31, 2009

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes in the portfolio management of the Large Cap Growth, Tax-Managed Large Cap, Small Cap Value, Small Cap Growth and Tax-Managed Small Cap Funds.

Changes in Sub-Advisers for the Large Cap Growth and Tax-Managed Large Cap Funds

In the sub-section entitled "The Sub-Advisers," under the section entitled "The Adviser and Sub-Advisers," the paragraph relating to Montag & Caldwell, Inc. is hereby deleted. In the same sub-section, the paragraph relating to Neuberger Berman Management Inc. is hereby deleted and replaced with the following:

NEUBERGER BERMAN MANAGEMENT LLC—Neuberger Berman Management LLC ("NBML") serves as a Sub-Adviser to a portion of the assets of the Large Cap Growth, Tax-Managed Large Cap, Tax-Managed Small Cap and Small Cap Value Funds. NBML is wholly owned subsidiary of Neuberger Berman Group LLC.

In addition, in the sub-section entitled "Portfolio Management," under the section entitled "The Adviser and Sub-Advisers," the text relating to Montag & Caldwell, Inc. is hereby deleted. In the same sub-section, the text relating to Neuberger Berman Management Inc. is hereby deleted and replaced with the following:

NBML

Compensation. SIMC pays NBML a fee based on the assets under management of the Large Cap Growth, Tax-Managed Large Cap, Tax-Managed Small Cap and Small Cap Value Funds as set forth in an investment sub-advisory agreement between NBML and SIMC. NBML pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Large Cap Growth, Tax-Managed Large Cap, Tax-Managed Small Cap and Small Cap Value Funds. The following information relates to the period ended May 31, 2009.

A portion of the compensation paid to each portfolio manager for management of the mutual funds in the fund family is determined by comparisons to pre-determined peer groups and benchmarks, as opposed to a system dependent on a percent of management fees. The portfolio managers are paid a base salary that is not dependent on performance. Each portfolio manager also has a "target bonus," which is set each year and can be increased or decreased prior to payment based in part on performance measured against the relevant peer group and benchmark. The Russell 1000 Growth Index is used as the benchmark for the Large Cap Growth and Tax-Managed Large Cap Funds, while the Russell 2000 Value Index is used as the benchmark for the Tax-Managed Small Cap and Small Cap Value Funds. Performance is measured on a three-year rolling average in order to emphasize longer-term performance. There is also a subjective component to determining the bonus, which consists of the following factors: (i) the individual's willingness to work with the marketing and sales groups; (ii) his or her effectiveness in building a franchise; and (iii) client servicing. Senior management determines this component in appropriate cases. There are additional components that comprise the portfolio managers' compensation packages, including: (i) whether the portfolio manager was a partner/principal of Neuberger Berman prior to Neuberger Berman Inc.'s initial public offering; (ii) for more recent hires, incentives that may have been negotiated at the time the portfolio manager joined the Neuberger Berman complex; and (iii) the total amount of assets for which the portfolio manager is responsible.

Certain portfolio managers may manage products other than mutual funds, such as high net worth separate accounts. For the management of these accounts, a portfolio manager will generally receive a percentage of pre-tax revenue determined on a monthly basis less third party payouts (e.g., a "finder's fee"

or "referral fee" paid to a third party). To determine the percentage of revenue a portfolio manager receives, the aggregate fees collected on the accounts for which the portfolio manager are responsible are compared to a predetermined benchmark of fees that is grown 4% per annum.

NBML's portfolio managers have always had a degree of independence that they would not get at other firms that have, for example, investment committees. NBML believes that its portfolio managers are retained not only through compensation and opportunities for advancement, but also by a collegial and stable money management environment.

NBML believes the measurement versus the peer groups on a three-year rolling average basis creates a meaningful disincentive to try and beat the peer group and benchmark in any given year by taking undue risks in portfolio management. The incentive is to be a solid performer over the longer-term, not necessarily to be a short-term winner in any given year.

Ownership of Fund Shares.  As of May 31, 2009, NBML's portfolio managers did not beneficially own any shares of the Large Cap Growth, Tax-Managed Large Cap, Tax-Managed Small Cap or Small Cap Value Fund.

Other Accounts. As of May 31, 2009, in addition to the Large Cap Growth, Tax-Managed Large Cap, Tax Managed Small Cap and Small Cap Value Funds, NBML's portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows (assets in millions):

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts*
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
John J. Barker	4	$502	0	$0	652	$5,469
Daniel Rosenblatt	4	$502	0	$0	652	$5,469
Daniel J. Fletcher	4	$502	0	$0	652	$5,469
Lawrence K. Fisher	4	$502	0	$0	652	$5,469
Benjamin Nahum	0	$0	0	$0	35	$675

*  Other accounts include separate accounts, sub-advised accounts and managed accounts (WRAP).

None of the accounts listed above is subject to a performance-based advisory fee.

Conflicts of Interest. Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or account. The management of multiple funds and accounts (including proprietary accounts) may give rise to actual or potential conflicts of interest if the Funds and Other Accounts have different or similar objectives, benchmarks, time horizons, and fees, as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. The portfolio manager may execute transactions for a fund or account that may adversely impact the value of securities held by a Fund, and which may include transactions that are directly contrary to the positions taken by the Fund. For example, a portfolio manager may engage in short sales of securities for another account that are the same type of securities in which a fund it manages also invests. In such a case, the portfolio manager could be seen as harming the performance of the Fund for the benefit of the account engaging in short sales if the short sales cause the market value of the securities to fall. Additionally, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or account, a Fund may not be able to take full advantage of that opportunity. If one account were to buy or sell portfolio securities shortly before another account bought or sold the same securities, it could affect the price paid or received by the second account. Securities selected for Other Accounts may outperform the securities selected for the Funds. Finally, a conflict of interest may arise if NBML and a portfolio manager have a financial incentive to favor one account over another, because of a performance-based management fee that applies to one account but not to the Funds or other accounts for which the portfolio manager is responsible.

NBML has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

There are no other changes in the portfolio management of the Large Cap Growth and Tax-Managed Large Cap Funds.

Changes in Sub-Advisers for the Small Cap Value, Small Cap Growth and Tax-Managed Small Cap Funds.

In the sub-section entitled "The Sub-Advisers," under the section entitled "The Adviser and Sub-Advisers," the paragraphs relating to BlackRock Capital Management, Inc., McKinley Capital Management, LLC and Montag & Caldwell, Inc. are hereby deleted. In the same sub-section, the following paragraph is hereby added:

AQR CAPITAL MANAGEMENT, LLC—AQR Capital Management, LLC ("AQR") serves as a Sub-Adviser to a portion of the assets of the Small Cap Growth Fund. AQR, a Delaware limited liability company founded in 1998, is majority owned by its fifteen managing principals.

In the same sub-section, all references to Martingale Asset Management, L.P.'s management of the Small Cap Growth Fund are hereby deleted.

In the same sub-section, the paragraphs relating to Lee Munder Investments, Ltd. and Wellington Management Company, LLP are hereby deleted and replaced, respectively, with the following:

LEE MUNDER INVESTMENTS LTD.—Lee Munder Investments Ltd. ("LMIL") serves as a sub-adviser to a portion of the assets of the Small Cap Value, Tax-Managed Small Cap and Small Cap Growth Funds. LMIL was founded in 2000 and is the registered investment adviser subsidiary of Lee Munder Capital Group ("LMCG"). LMCG is 80% owned by employees and 20% owned by Castanea Partners, Inc.

WELLINGTON MANAGEMENT COMPANY, LLP—Wellington Management Company, LLP ("Wellington Management"), a Massachusetts limited liability partnership, serves as a Sub-Adviser to a portion of the assets of the Enhanced Income, Real Estate, Real Return, Small Cap Value, Small/Mid Cap Diversified Alpha and Tax-Managed Small Cap Funds. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years.

In addition, in the sub-section entitled "Portfolio Management," under the section entitled "The Adviser and Sub-Advisers," the text relating to BlackRock Capital Management, Inc., McKinley Capital Management, LLC and Montag & Caldwell, Inc. is hereby deleted. In the same sub-section, the following text is hereby added:

AQR

Compensation.  SIMC pays AQR a fee based on the assets under management of the Small Cap Growth Fund as set forth in an investment sub-advisory agreement between AQR and SIMC. AQR pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Small Cap Growth Fund. The following information relates to the period ended May 31, 2009.

AQR's portfolio managers, as Principals of the firm, are rewarded for their innovative contributions, work ethic, and team commitment in the form of partnership distributions from the revenues of AQR. Members of the Global Stock Selection team, as well as all employees of the firm, are compensated based on the firm's overall performance—not individual profits/losses or strategy performance. AQR believes that this fosters a culture of teamwork and shared goals, thus eliminating a conflict of interest as it relates to compensation based on individual client accounts and performance.

As majority owners of AQR, the Principals receive compensation in the form of partnership distributions from the revenues of AQR.

Ownership of Fund Shares.  As of May 31, 2009, AQR's portfolio managers did not beneficially own any shares of the Small Cap Growth Fund.

Other Accounts.  As of May 31, 2009, AQR's portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts
Portfolio Manager†	Number of Accounts		Total Assets (in millions)		Number of Accounts		Total Assets (in millions)		Number of Accounts		Total Assets (in millions)
Clifford Asness, Jacques Friedman, Ronen Israel, Lars Nielsen	5		$688		54		$9,333		48		$9,861
	0	*	$0	*	35	*	$5,561	*	10	*	$1,964	*

†  AQR utilizes a team-based approach to portfolio management and each of the portfolio managers listed above are jointly and primarily responsible for the management of a portion of the accounts listed in each category.

*  These accounts are subject to a performance-based advisory fee.

Conflicts of Interests.  AQR's portfolio managers' management of Other Accounts may give rise to potential conflicts of interest in connection with their management of the Small Cap Growth Fund's investments, on the one hand, and the investments of the Other Accounts, on the other. The Other Accounts might have similar investment objectives as the Small Cap Growth Fund or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Small Cap Growth Fund. AQR does not believe that these conflicts, if any, are material or, to the extent any such conflicts are material, AQR believes that it has designed policies and procedures to manage those conflicts in an appropriate way.

A potential conflict of interest may arise as a result of AQR's portfolio managers' day-to-day management of the Small Cap Growth Fund. Because of their positions with the Small Cap Growth Fund, the portfolio managers know the size, timing and possible market impact of Small Cap Growth Fund trades. It is theoretically possible that AQR's portfolio managers could use this information to the advantage of Other Accounts they manage and to the possible detriment of the Small Cap Growth Fund. However, AQR has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

A potential conflict of interest may arise as a result of AQR's portfolio managers' management of the Small Cap Growth Fund and Other Accounts which, in theory, may allow them to allocate investment opportunities in a way that favors Other Accounts over the Small Cap Growth Fund. This conflict of interest may be exacerbated to the extent that AQR or its portfolio managers receive, or expect to receive, greater compensation from their management of the Other Accounts (some of which receive a base and incentive fee) than from the Small Cap Growth Fund. Notwithstanding this theoretical conflict of interest, it is AQR's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, AQR has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while AQR's portfolio managers may buy for Other Accounts securities that differ in identity or quantity from securities bought for the Small Cap Growth Fund, such securities might not be suitable for the Small Cap Growth Fund given its investment objectives and related restrictions. Subject to applicable laws and/or client restrictions, AQR may buy, sell or hold securities for a client or proprietary account while entering into a different or opposite investment decision for other client or proprietary accounts. Hence, AQR may purchase or sell the same securities for more than one advisory client (or proprietary account) account on the same day (including at the same time) in the same direction, the opposite direction or a combination of the two directions. There may be potential disadvantages when more than one client account simultaneously seeks to buy or sell commonly held securities and other investment positions. In general, clients may take an opposite investment position (i.e., a long position versus a short position) in the same security held by other clients.

AQR's portfolio managers and investment personnel are all responsible for determining the investment decisions across all of AQR's accounts and funds including accounts with performance-based fees. As a registered investment adviser and a fiduciary, AQR must exercise due care to ensure that investment opportunities are allocated equitably among all client accounts. It is AQR's policy to provide consistent treatment of client accounts with similar investment guidelines when possible.

In the same sub-section, all references to Martingale Asset Management, L.P.'s management of the Small Cap Growth Fund are hereby deleted.

In the same sub-section, the text relating to Lee Munder Investments Ltd. and Wellington Management Company, LLP is hereby deleted and replaced, respectively, with the following:

LMIL

Compensation.  SIMC pays LMIL a fee based on the assets under management of the Small Cap Value, Tax-Managed Small Cap and Small Cap Growth Funds as set forth in an investment sub-advisory agreement between LMIL and SIMC. LMIL pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Small Cap Value, Tax-Managed Small Cap and Small Cap Growth Funds. The following information relates to the period ended May 31, 2009.

Portfolio managers at LMIL are compensated through a combination of salary, bonus and partnership participation. Bonuses are formula driven based on assets managed, revenues, and performance relative to peer groups. Partnership units will be granted, at no cost, based on achieving certain asset or revenue hurdles.

LMIL's incentive compensation plans for investment teams are based on actual composite performance relative to a benchmark. The benchmark used to measure performance is a peer group universe blending retail and institutional data. Particular attention is paid to the team's performance ranking within the universe for a blended time period which includes one year, three years and since inception performance. Performance is calculated on a pre-tax basis annually.

Ownership of Fund Shares.  As of May 31, 2009, LMIL's portfolio managers did not beneficially own any shares of the Small Cap Value, Tax-Managed Small Cap or Small Cap Growth Fund.

Other Accounts.  As of May 31, 2009, in addition to the Small Cap Value, Tax-Managed Small Cap and Small Cap Growth Funds, LMIL's portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts		Total Assets
Andrew Beja and Thomas Holman (Small Cap Growth)	2	$119,749,347.85	0	$0	3		$55,837,739.98
					1	*	$50,676,275.13
R. Todd Vingers, Peter Zuger, and Donald Cleven (Small CapValue and Tax-Managed Small Cap)	5	$504,974,748.05	5	$68,630,307.37	55		$832,755,946.35
					4	*	$58,930,537.76

*  These accounts are subject to a performance-based advisory fee.

Conflicts of Interests.  The portfolio managers' management of Other Accounts may give rise to potential conflicts of interest in connection with their management of the Small Cap Value, Tax-Managed Small Cap and Small Cap Growth Funds' investments, on the one hand, and the investments of the Other Accounts, on the other. The Other Accounts include all portfolios managed. The Other Accounts might have similar investment objectives as the Small Cap Value, Tax-Managed Small Cap and Small Cap Growth Funds or hold, purchase, or sell securities that are eligible to be held, purchased, or sold by the Small Cap Value, Tax-Managed Small Cap and Small Cap Growth Funds. While the portfolio managers' management of Other Accounts may give rise to the following potential conflicts of interest, LMIL does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, LMIL believes that it has designed policies and procedures that are designed to manage those conflicts in an appropriate way.

A potential conflict of interest may arise as a result of the portfolio managers' day-to-day management of the Small Cap Value, Tax-Managed Small Cap and Small Cap Growth Funds. Because of their positions with the Small Cap Value, Tax-Managed Small Cap and Small Cap Growth Funds, the portfolio managers know the size, timing, and possible market impact of Small Cap Value, Tax-Managed Small Cap and Small Cap Growth Fund trades. It is theoretically possible that the portfolio managers could use this information to the advantage of Other Accounts they manage and to the possible detriment of the Small Cap Value, Tax-Managed Small Cap and Small Cap Growth Funds. However, LMIL has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

A potential conflict of interest may arise as a result of the portfolio managers' management of the Small Cap Value, Tax-Managed Small Cap and Small Cap Growth Funds and Other Accounts which, in theory, may allow them to allocate investment opportunities in a way that favors Other Accounts over the Small Cap Value, Tax-Managed Small Cap and Small Cap Growth Funds. This conflict of interest may be exacerbated to the extent that LMIL or the portfolio managers receive, or expect to receive, greater compensation from their management of the Other Accounts than the Small Cap Value, Tax-Managed Small Cap and Small Cap Growth Funds. Notwithstanding this theoretical conflict of interest, it is LMIL's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, LMIL has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while the portfolio managers may buy for Other Accounts securities that differ in identity or quantity from securities bought for the Small Cap Value, Tax-Managed Small Cap and Small Cap Growth Funds, such an approach might not be suitable for the Small Cap Value, Tax-Managed Small Cap and Small Cap Growth Funds given their investment objectives and related restrictions.

Wellington Management

Compensation.  Wellington Management receives a fee based on the assets under management of the Enhanced Income, Real Estate, Real Return, Small Cap Value, Small/Mid Cap Diversified Alpha and Tax-Managed Small Cap Funds as set forth in an investment sub-advisory agreement between Wellington Management and SIMC. Wellington Management pays its investment professionals out of its total revenues and other resources, including the advisory fees earned with respect to the Enhanced Income, Real Estate, Real Return, Small Cap Value, Small/Mid Cap Diversified Alpha and Tax-Managed Small Cap Funds. The following information relates to the period ended May 31, 2009.

Wellington Management's compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management's compensation of the Funds' managers listed in the prospectus who are primarily responsible for the day-to-day management of the Funds ("Portfolio Managers") includes a base salary and incentive components. The base salary for each Portfolio Manager who is a partner of Wellington Management, is determined by the Managing Partners of the firm. A partner's base salary is generally a fixed amount that may change as a result of an annual review. The base salaries for the other Portfolio Managers are determined by the Portfolio Managers' experience and performance in their roles as Portfolio Managers. Base salaries for Wellington Management's employees are reviewed annually and may be adjusted based on the recommendation of a Portfolio Manager's manager, using guidelines established by Wellington Management's Compensation Committee, which has final oversight responsibility for base salaries of employees of the firm. Each Portfolio Manager is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the Fund(s) managed by the Portfolio Manager and generally each other account managed by such Portfolio Manager. Mr. Angeli's incentive payment relating to the Tax-Managed Small Cap Fund is linked to the gross pre-tax performance of the portion of the Fund managed by the Portfolio Manager compared to the Russell 2000 Growth Index over one and three year periods, with an emphasis on three year results. Mr. Hoffmann's incentive payment relating to the Real Estate and Small Cap Value Funds is linked to the gross pre-tax performance of the portion of the Funds managed by the Portfolio Manager compared to the Dow Jones US Select Real Estate Securities Index over one and three year periods, with an emphasis on three year results. Mr. Rome's incentive payment relating to the Small/Mid Cap Diversified Alpha Fund is linked to the gross pre-tax performance of the portion of the Fund managed by the Portfolio Manager compared to the Russell 2000 Index over one and three year periods, with an emphasis on three year results. Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other accounts managed by these Portfolio Managers, including accounts with performance fees. The incentives paid to Ms. Politi and Mr. Smith are based on the revenues earned by Wellington Management, which have no performance-related component. Wellington Management applies similar incentive structures to other accounts managed by Ms. Politi and Mr. Smith, including accounts with performance fees.

Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional's overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Portfolio Managers may also be eligible for bonus payments based on their overall contribution to Wellington Management's business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on factors other than account performance. Each partner of Wellington Management is eligible to participate in a partner funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula, as a partner of the firm. Messrs. Angeli, Hoffmann, Rome, and Smith are partners of the firm.

Ownership of Fund Shares.  As of May 31, 2009, Wellington Management's portfolio managers did not beneficially own any shares of the Enhanced Income, Real Estate, Real Return, Small Cap Value, Small/Mid Cap Diversified Alpha or Tax-Managed Small Cap Fund.

Other Accounts.  As of May 31, 2009, in addition to the Enhanced Income, Real Estate, Real Return, Small Cap Growth, Small Cap Value, Small/Mid Cap Diversified Alpha and Tax-Managed Small Cap Funds,

Wellington Management's portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts		Total Assets	Number of Accounts		Total Assets	Number of Accounts		Total Assets
Jamie Rome (Small Cap Growth, Small/Mid Cap Diversified Alpha)†	4		$326,720,981	9		$614,298,934	15		$1,152,552,264
	0	*	$0	0	*	$0	0	*	$0
Steven Angeli (Tax-Managed Small Cap)	7		$1,452,887,016	12		$590,735,795	31		$970,936,326
	0	*	$0	2	*	$273,647,609	1	*	$104,170,579
Timothy Smith (Enhanced Income)	11		$2,835,239,297	9		$4,685,010,957	51		$10,481,609,327
	0	*	$0	0	*	$0	0	*	$0
Lindsay Politi (Real Return)	0		$0	2		$268,417,530	3		$61,339,558
	0	*	$0	0	*	$0	0	*	$0
James Hoffmann (Real Estate, Small Cap Value)	6		$26,848,381	24		$1,642,035,889	63		$1,203,339,422
	0	*	$0	6	*	$1,139,418,141	12	*	$524,586,195

*  These accounts are subject to a performance-based advisory fee.

†  Wellington Management is no longer a Sub-Adviser to the Small Cap Growth Fund.

Conflicts of Interest. Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions, such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. The Portfolio Managers generally manage accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the Enhanced Income, Real Estate, Real Return, Small Cap Value, Small/Mid Cap Diversified Alpha and Tax-Managed Small Cap Funds. The Portfolio Managers make investment decisions for each account, including the Enhanced Income, Real Estate, Real Return, Small Cap Value, Small/Mid Cap Diversified Alpha and Tax-Managed Small Cap Funds, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the Portfolio Managers may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the Enhanced Income, Real Estate, Real Return, Small Cap Value, Small/Mid Cap Diversified Alpha and Tax-Managed Small Cap Funds and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the Enhanced Income, Real Estate, Real Return, Small Cap Value, Small/Mid Cap Diversified Alpha and Tax-Managed Small Cap Funds.

A Portfolio Manager or other investment professionals at Wellington Management may place transactions on behalf of Other Accounts that are directly or indirectly contrary to investment decisions made on behalf of the Enhanced Income, Real Estate, Real Return, Small Cap Value, Small/Mid Cap Diversified Alpha and Tax-Managed Small Cap Funds, or make investment decisions that are similar to those made for the Enhanced Income, Real Estate, Real Return, Small Cap Value, Small/Mid Cap Diversified Alpha and Tax-Managed Small Cap Funds, both of which have the potential to adversely impact the Enhanced Income, Real Estate, Real Return, Small Cap Value, Small/Mid Cap Diversified Alpha and Tax-Managed Small Cap Funds depending on market conditions. For example, an investment professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, a Portfolio Manager may purchase the same security for the Enhanced Income, Real Estate, Real Return, Small Cap Value, Small/Mid Cap Diversified

Alpha and Tax-Managed Small Cap Funds and for one or more Other Accounts at or about the same time, and in those instances the Other Accounts will have access to their respective holdings prior to the public disclosure of the Enhanced Income, Real Estate, Real Return, Small Cap Value, Small/Mid Cap Diversified Alpha and Tax-Managed Small Cap Funds' holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington Management receives for managing the Enhanced Income, Real Estate, Real Return, Small Cap Value, Small/Mid Cap Diversified Alpha and Tax-Managed Small Cap Funds. Messrs. Angeli and Hoffmann also manage hedge funds, which pay performance allocations to Wellington Management or its affiliates. Because incentive payments paid by Wellington Management to the Portfolio Managers are tied to revenues earned by Wellington Management and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by a given Portfolio Manager. Finally, the Portfolio Managers may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.

Wellington Management's goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm's Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management's investment professionals. Although Wellington Management does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional's various client mandates.

There are no other changes in the portfolio management of the Small Cap Value, Small Cap Growth and Tax-Managed Small Cap Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-599 (7/09)